LOANS AND BORROWINGS (Tables)	12 Months Ended
Jun. 30, 2026
Borrowings [abstract]
Schedule of Loans and Borrowings

	Other Loans and Borrowings	Lease Liabilities	Total Loans and Borrowings
	US$	US$	US$
2026
Carrying amount at June 30, 2025	19,067	3,915,515	3,934,582
Additions(1)	965,723	572,647	1,538,370
Repayments	(792,031)	(521,942)	(1,313,973)
Carrying amount at June 30, 2026	192,759	3,966,220	4,158,979
Current	187,040	441,893	628,933
Non-Current	5,719	3,524,327	3,530,046

2025
Carrying amount at June 30, 2024	24,893	1,465,780	1,490,673
Additions	-	2,961,565	2,961,565
Repayments	(5,826)	(511,830)	(517,656)
Carrying amount at June 30, 2025	19,067	3,915,515	3,934,582
Current	6,764	465,254	472,018
Non-Current	12,303	3,450,261	3,462,564
Note:
(1)Relates to non cash additions for insurance premiums financed.
The following table sets forth the maturity schedule of the Company’s loans and borrowings:

	Other Loans and Borrowings US$	Lease Liabilities US$
2027	188,836	738,331
2028	5,769	700,937
2029	-	698,734
2030	-	688,568
2031	-	637,881
Thereafter	-	1,760,943
Total payments	194,605	5,225,394
Less: imputed interest	(1,846)	(1,259,174)
Present value of loans and borrowings	192,759	3,966,220